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                                  UNITED STATES              OMB APPROVAL
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                            SECURITIES AND EXCHANGE     OMB Number: 3235-0456
                                   COMMISSION           Expires: July 31, 2006
                            Washington, D.C. 20549      Estimated average burden
                                                        hours per response...2
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.  NAME AND ADDRESS OF ISSUER:
                     Lehman Brothers Institutional Liquidity Series 605 Third Avenue, 2nd Floor
                     New York, NY 10158-0180

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2.  THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED
(IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): /X/





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3. INVESTMENT COMPANY ACT FILE NUMBER:  811-21648

   SECURITIES ACT FILE NUMBER:  333-120167


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4(a).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                     March 31, 2005

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4(b).(1) CHECK BOX IF THIS FORM IS BEING FILED LATE (ie., MORE THAN 90 CALENDAR
DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)     N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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

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4(c).(1) CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.
                                            N/A

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5.  CALCULATION OF REGISTRATION FEE:
        (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING
            THE FISCAL YEAR PURSUANT TO SECTION 24(f):            $2,903,414,173
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       (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE
            FISCAL YEAR:                            $2,162,095,256
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      (iii) AGGREGATE PRICE OF SECURITIES REDEEMED
            OR REPURCHASED DURING ANY PRIOR FISCAL
            YEAR ENDING NO EARLIER THAN OCTOBER
            11, 1995 THAT WERE NOT PREVIOUSLY USED
            TO REDUCE REGISTRATION FEES PAYABLE TO
            THE COMMISSION:                         $0
                                                     -

       (iv) TOTAL AVAILABLE REDEMPTION CREDITS
            [ADD ITEM 5(ii) AND 5(iii):                           $2,162,095,256
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        (v) NET SALES - IF ITEM 5(i) IS GREATER
            THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv)
            FROM ITEM 5(i)]:                                        $741,318,917
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       (vi) REDEMPTION CREDITS AVAILABLE FOR USE    $0
            IN FUTURE YEARS - IF ITEM 5(i) IS LESS   -
            THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv)
            FROM ITEM 5(i)]:

      (vii) MULTIPLIER FOR DETERMINING
            REGISTRATION FEE (SEE INSTRUCTION
            C.9):                               x                     $0.0001177
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     (viii) REGISTRATION FEE DUE [MULTIPLY ITEM
            5(v) BY ITEM 5(vii)] (ENTER 'O' IF
            NO FEE IS DUE):                     =                       $87,253
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6. PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
                        ---

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7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER
THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                +                             $0
                                                                               -

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8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
[LINE 5(viii) PLUS LINE 7]:                     =                        $87,253
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

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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
COMMISSION'S LOCKBOX DEPOSITORY:
             6/29/05
     Method of Delivery:
                     X   Wire Transfer
                     (1) Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*/s/ John M. McGovern
                          ---------------------------------------------------
                          Name

                          Assistant Treasurer
                          ---------------------------------------------------
                          Title
  Date 6/29/2005
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                          *Please print the name and title of the signing
                           officer below the signature.